UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08673
BNY Mellon Investment Portfolios
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
6/30/26
ITEM 1 - Reports to Stockholders
BNY Mellon Investment Portfolios, MidCap Stock Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Initial Shares
This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, MidCap Stock Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares*	$43	0.80%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$173	272	38.58%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials
24.3%
Information Technology
15.7%
Financials
14.9%
Consumer Discretionary
10.7%
Health Care
9.2%
Real Estate
7.5%
Materials
5.6%
Energy
4.0%
Consumer Staples
3.6%
Utilities
2.7%
Communication Services
1.3%
Net Other Assets and Liabilities
0.5%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0174SA0626

BNY Mellon Investment Portfolios, MidCap Stock Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Service Shares
This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, MidCap Stock Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$57	1.05%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$173	272	38.58%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0421SA0626

BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Service Shares
This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$33	0.60%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$620	608	27.14%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
18.1%
Industrials
16.9%
Information Technology
13.8%
Consumer Discretionary
13.5%
Health Care
12.0%
Real Estate
6.4%
Energy
4.8%
Materials
4.3%
Communication Services
3.5%
Consumer Staples
3.3%
Utilities
2.0%
Investment Companies
1.9%
Net Other Assets and Liabilities
-0.5%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0410SA0626

BNY Mellon Investment Portfolios, Technology Growth Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Initial Shares
This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, Technology Growth Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$51	0.87%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$223	37	22.73%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
80.8%
Communication Services
10.1%
Consumer Discretionary
4.7%
Industrials
2.4%
Financials
1.4%
Investment Companies
0.8%
Real Estate
0.0%*
Net Other Assets and Liabilities
-0.2%

* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0175SA0626

BNY Mellon Investment Portfolios, Technology Growth Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Service Shares
This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, Technology Growth Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$66	1.12%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$223	37	22.73%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0422SA0626

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Investment Portfolios, MidCap Stock Portfolio
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2026

Initial Shares
Service Shares

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
MidCap Stock Portfolio
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.5%
Automobiles & Components — 1.2%
BorgWarner, Inc.	9,588	636,643
Gentex Corp.	18,642	471,083
Lear Corp.	4,660	624,720
Visteon Corp.(a)	4,167	413,408
		2,145,854
Banks — 5.9%
Bank OZK	12,807	667,117
East West Bancorp, Inc.	9,472	1,222,740
First Horizon Corp.	76,426	1,959,563
FNB Corp.(a)	86,340	1,647,367
Hancock Whitney Corp.	9,567	714,846
SouthState Bank Corp.	8,813	880,419
UMB Financial Corp.(a)	3,825	546,057
United Bankshares, Inc.(a)	2,683	122,962
Wintrust Financial Corp.	6,799	1,092,735
Zions Bancorp NA	19,047	1,317,862
		10,171,668
Capital Goods — 19.2%
A.O. Smith Corp.(a)	9,724	609,889
AAON, Inc.(a)	777	98,570
Advanced Drainage Systems, Inc.	6,590	1,034,366
AECOM	4,940	344,812
AGCO Corp.(a)	2,113	252,926
Applied Industrial Technologies, Inc.	4,290	1,450,664
Armstrong World Industries, Inc.	1,240	198,921
ATI, Inc.(b)	10,225	2,015,347
BWX Technologies, Inc.	6,981	1,358,852
Carlisle Companies, Inc.	3,366	1,221,017
Carpenter Technology Corp.	1,743	1,075,152
Core & Main, Inc., Cl. A(b)	5,608	270,586
Crane Co.	1,587	354,012
Curtiss-Wright Corp.	2,027	1,535,980
Dycom Industries, Inc.(b)	3,548	1,793,833
EMCOR Group, Inc.	944	783,407
EnerSys	3,001	701,694
Flowserve Corp.	17,964	1,332,210
Graco, Inc.	5,560	420,392
Huntington Ingalls Industries, Inc.	264	73,891
ITT, Inc.	8,689	1,718,337
Kratos Defense & Security Solutions, Inc.(b)	5,171	257,826
Masco Corp.	3,679	299,360
Moog, Inc., Cl. A	789	334,410
Mueller Industries, Inc.	6,074	746,677
Nextpower, Inc., Cl. A(a),(b)	6,993	833,146
nVent Electric PLC	4,515	765,789
Oshkosh Corp.(a)	3,238	496,968
Regal Rexnord Corp.	4,955	1,180,231
Sensata Technologies Holding PLC	25,396	1,212,405
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.5% (continued)
Capital Goods — 19.2% (continued)
Sterling Infrastructure, Inc.(b)	2,485	2,085,810
Textron, Inc.(a)	1,439	131,999
The Middleby Corp.(b)	5,265	905,633
The Timken Company	6,561	953,445
The Toro Company	13,377	1,303,187
Valmont Industries, Inc.	2,102	1,214,115
Vicor Corp.(b)	799	303,444
WESCO International, Inc.	1,772	612,102
Woodward, Inc.	2,193	932,990
		33,214,395
Commercial & Professional Services — 2.6%
Booz Allen Hamilton Holding Corp.	5,811	352,553
ExlService Holdings, Inc.(b)	31,575	816,529
Genpact Ltd.	23,868	656,370
KBR, Inc.	3,386	116,919
Leidos Holdings, Inc.	1,799	185,243
MSA Safety, Inc.	631	110,160
Paylocity Holding Corp.(b)	6,258	654,149
Science Applications International Corp.	3,873	427,618
Tetra Tech, Inc.	23,191	669,988
The Brink’s Company	5,520	521,585
		4,511,114
Consumer Discretionary Distribution & Retail — 2.3%
Abercrombie & Fitch Co., Cl. A(a),(b)	4,192	377,322
AutoNation, Inc.(b)	280	52,021
Best Buy Co., Inc.	2,869	217,700
Burlington Stores, Inc.(b)	783	248,054
Chewy, Inc., Cl. A(b)	12,404	243,739
Etsy, Inc.(b)	3,581	269,757
Five Below, Inc.(b)	3,621	651,019
GameStop Corp., Cl. A(a),(b)	17,738	391,655
Lithia Motors, Inc.	512	148,731
Macy’s, Inc.	24,552	578,200
Murphy USA, Inc.	539	290,451
The Gap, Inc.	12,303	229,820
Wayfair, Inc., Cl. A(b)	2,099	193,989
		3,892,458
Consumer Durables & Apparel — 4.3%
Brunswick Corp.	11,487	967,665
Crocs, Inc.(a),(b)	5,586	673,895
Deckers Outdoor Corp.(b)	1,890	187,658
KB Home	6,026	377,167
Mattel, Inc.(b)	10,997	152,638
Polaris, Inc.	12,501	855,568
PVH Corp.(a)	3,650	271,049
SharkNinja, Inc.(b)	3,824	582,281
Somnigroup International, Inc.	12,009	941,506
Toll Brothers, Inc.	7,789	1,283,238
TopBuild Corp.(a),(b)	1,123	398,137
YETI Holdings, Inc.(a),(b)	14,062	696,913
		7,387,715
4

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.5% (continued)
Consumer Services — 2.9%
ADT, Inc.	59,190	384,735
Boyd Gaming Corp.(a)	2,429	214,554
Cava Group, Inc.(b)	2,147	168,497
Churchill Downs, Inc.	4,057	363,670
Duolingo, Inc.(a),(b)	1,759	202,320
Expedia Group, Inc.	391	100,049
Graham Holdings Co., Cl. B	636	725,943
Grand Canyon Education, Inc.(b)	1,829	261,748
H&R Block, Inc.	16,316	621,313
Las Vegas Sands Corp.	8,965	414,093
Travel + Leisure Co.	18,670	1,426,948
Wingstop, Inc.	1,035	179,479
		5,063,349
Consumer Staples Distribution & Retail — 2.1%
Casey’s General Stores, Inc.	1,334	1,060,250
Dollar General Corp.	2,369	272,696
Dollar Tree, Inc.(b)	2,502	302,617
Maplebear, Inc.(b)	10,901	516,162
Sprouts Farmers Market, Inc.(b)	4,347	367,669
US Foods Holding Corp.(b)	10,646	1,088,553
		3,607,947
Energy — 4.0%
Antero Midstream Corp.	33,252	756,483
APA Corp.(a)	20,302	661,236
Halliburton Co.	14,035	476,488
HF Sinclair Corp.	12,418	864,914
Murphy Oil Corp.(a)	6,583	214,342
NOV, Inc.	35,702	662,272
Permian Resources Corp., Cl. A	10,460	192,569
Range Resources Corp.(a)	17,024	633,123
TechnipFMC PLC	28,100	1,863,030
Weatherford International PLC	7,409	603,833
		6,928,290
Equity Real Estate Investment Trusts — 7.0%
American Homes 4 Rent, Cl. A(c)	39,889	1,337,079
COPT Defense Properties(a),(c)	41,204	1,499,414
EastGroup Properties, Inc.(c)	1,630	330,124
First Industrial Realty Trust, Inc.(c)	15,978	979,611
Gaming and Leisure Properties, Inc.(c)	26,576	1,183,429
Host Hotels & Resorts, Inc.(c)	24,675	585,044
Kilroy Realty Corp.(a),(c)	16,236	608,363
Kite Realty Group Trust(c)	6,306	178,964
Lamar Advertising Co., Cl. A(c)	8,279	1,291,358
National Storage Affiliates Trust(c)	1,502	66,794
NNN REIT, Inc.(c)	25,396	1,181,676
Omega Healthcare Investors, Inc.(c)	24,804	1,182,655
Park Hotels & Resorts, Inc.(c)	9,459	134,791
STAG Industrial, Inc.(a),(c)	33,259	1,265,838
Vornado Realty Trust(a),(c)	6,880	270,384
		12,095,524
5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.5% (continued)
Financial Services — 5.0%
Affiliated Managers Group, Inc.	1,759	595,246
Ally Financial, Inc.	18,311	841,390
Essent Group Ltd.	11,745	754,969
Euronet Worldwide, Inc.(b)	2,890	211,519
Evercore, Inc., Cl. A	1,028	351,000
Federated Hermes, Inc.(a)	11,721	647,234
Jack Henry & Associates, Inc.(a)	680	93,663
Janus Henderson Group PLC	24,729	1,284,672
MGIC Investment Corp.	40,929	1,154,198
SEI Investments Co.	15,040	1,319,158
Shift4 Payments, Inc., Cl. A(a),(b)	724	35,215
SLM Corp.	7,386	191,593
Synchrony Financial	4,371	332,415
WEX, Inc.(a),(b)	5,857	826,364
		8,638,636
Food, Beverage & Tobacco — 1.3%
Celsius Holdings, Inc.(a),(b)	6,074	177,847
Darling Ingredients, Inc.(b)	7,225	394,629
Flowers Foods, Inc.(a)	48,994	387,053
Post Holdings, Inc.(b)	4,258	375,811
The Boston Beer Company, Inc., Cl. A(a),(b)	2,498	442,221
The Kraft Heinz Company	5,572	131,611
The Marzetti Company	2,794	318,963
		2,228,135
Health Care Equipment & Services — 3.6%
Encompass Health Corp.	2,090	211,257
Envista Holdings Corp.(b)	14,934	393,511
Globus Medical, Inc., Cl. A(a),(b)	7,236	571,716
Haemonetics Corp.(b)	2,311	173,325
HealthEquity, Inc.(a),(b)	4,984	450,155
Hims & Hers Health, Inc.(a),(b)	9,016	312,585
IDEXX Laboratories, Inc.(b)	1,473	775,446
Lantheus Holdings, Inc.(a),(b)	2,791	309,633
LivaNova PLC(a),(b)	5,734	471,507
ResMed, Inc.	5,403	1,052,937
Teladoc Health, Inc.(a),(b)	16,064	136,223
Tenet Healthcare Corp.(b)	5,615	1,050,454
The Ensign Group, Inc.	2,121	339,996
		6,248,745
Household & Personal Products — .3%
BellRing Brands, Inc.(b)	13,171	170,433
elf Beauty, Inc.(b)	3,268	241,832
Energizer Holdings, Inc.(a)	1,632	34,990
		447,255
Insurance — 4.0%
American Financial Group, Inc.	2,833	396,450
Assurant, Inc.	1,243	333,783
CNO Financial Group, Inc.	29,405	1,499,067
Primerica, Inc.	4,094	1,163,515
Reinsurance Group of America, Inc.	872	185,431
RenaissanceRe Holdings Ltd.	2,755	873,059
6

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.5% (continued)
Insurance — 4.0% (continued)
The Allstate Corp.	1,016	241,747
The Hanover Insurance Group, Inc.	9,993	2,139,701
		6,832,753
Materials — 5.6%
Alcoa Corp.	13,764	717,655
Ashland, Inc.(a)	10,557	695,601
Avery Dennison Corp.	1,898	308,140
Avient Corp.	4,408	162,920
Axalta Coating Systems Ltd.(b)	29,282	1,002,030
Cabot Corp.(a)	10,730	974,499
CF Industries Holdings, Inc.	4,317	467,358
Cleveland-Cliffs, Inc.(b)	22,611	212,317
Commercial Metals Co.	17,307	1,086,014
Crown Holdings, Inc.	6,176	690,600
DuPont de Nemours, Inc.	940	127,502
Hecla Mining Co.	50,991	786,791
Huntsman Corp.	8,613	91,470
MP Materials Corp.(a),(b)	5,414	303,238
NewMarket Corp.(a)	649	513,515
Olin Corp.	11,607	230,051
Royal Gold, Inc.	922	184,040
RPM International, Inc.	7,886	876,529
The Scotts Miracle-Gro Company	2,854	194,386
		9,624,656
Media & Entertainment — 1.3%
Nexstar Media Group, Inc.	1,166	208,236
Pinterest, Inc., Cl. A(b)	28,738	604,360
Roku, Inc.(b)	403	55,670
Sirius XM Holdings, Inc.(a)	4,521	133,550
The New York Times Company, Cl. A(a)	12,532	876,989
Warner Music Group Corp., Cl. A	9,636	260,847
ZoomInfo Technologies, Inc.(b)	52,451	153,682
		2,293,334
Pharmaceuticals, Biotechnology & Life Sciences — 5.6%
Arrowhead Pharmaceuticals, Inc.(b)	9,408	766,846
Avantor, Inc.(a),(b)	4,705	46,579
BioMarin Pharmaceutical, Inc.(b)	9,709	555,549
Charles River Laboratories International, Inc.(b)	1,159	262,850
Elanco Animal Health, Inc.(a),(b)	19,978	491,658
Exelixis, Inc.(b)	27,164	1,477,993
Halozyme Therapeutics, Inc.(b)	8,021	627,804
Illumina, Inc.(b)	9,453	1,662,121
Incyte Corp.(b)	838	94,996
IQVIA Holdings, Inc.(b)	812	156,895
Jazz Pharmaceuticals PLC(b)	3,831	923,156
Medpace Holdings, Inc.(b)	1,686	892,889
Neurocrine Biosciences, Inc.(b)	4,221	711,386
Roivant Sciences Ltd.(b)	6,392	226,213
Sotera Health Co.(a),(b)	13,268	235,507
United Therapeutics Corp.(b)	1,029	557,543
		9,689,985
7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.5% (continued)
Real Estate Management & Development — .5%
Jones Lang LaSalle, Inc.(b)	2,840	880,258
Semiconductors & Semiconductor Equipment — 6.2%
Allegro MicroSystems, Inc.(a),(b)	3,114	216,797
Cirrus Logic, Inc.(b)	9,756	1,449,059
Entegris, Inc.	5,583	1,004,158
Lattice Semiconductor Corp.(b)	2,561	391,730
MACOM Technology Solutions Holdings, Inc.(b)	1,326	504,371
MKS, Inc.	5,602	2,491,770
Onto Innovation, Inc.(b)	3,924	1,485,038
Qorvo, Inc.(b)	1,345	125,448
Rambus, Inc.(b)	3,917	519,943
Semtech Corp.(b)	10,785	1,745,552
SiTime Corp.(b)	997	743,323
		10,677,189
Software & Services — 4.6%
BILL Holdings, Inc.(b)	7,831	283,169
Blackbaud, Inc.(b)	6,407	189,775
CCC Intelligent Solutions Holdings, Inc.(a),(b)	48,427	249,883
DigitalOcean Holdings, Inc.(b)	1,036	162,683
Docusign, Inc.(b)	20,958	930,954
Dropbox, Inc., Cl. A(b)	13,896	381,723
Gartner, Inc.(b)	2,199	285,034
InterDigital, Inc.(a)	1,074	304,082
Manhattan Associates, Inc.(b)	3,644	507,427
Nutanix, Inc., Cl. A(b)	28,989	1,477,280
Okta, Inc.(b)	3,376	460,655
Pegasystems, Inc.	9,748	292,148
PTC, Inc.(b)	490	55,669
Twilio, Inc., Cl. A(b)	7,657	1,579,869
UiPath, Inc., Cl. A(a),(b)	73,575	799,760
		7,960,111
Technology Hardware & Equipment — 4.9%
Advanced Energy Industries, Inc.	1,169	435,885
Arrow Electronics, Inc.(b)	742	158,350
Cognex Corp.	10,944	792,565
Everpure, Inc., Cl. A(b)	24,055	1,895,293
Fabrinet(b)	801	450,226
Flex Ltd.(b)	7,938	1,286,512
Littelfuse, Inc.	1,594	725,796
TD Synnex Corp.	5,914	1,581,049
TTM Technologies, Inc.(b)	4,645	868,708
Vontier Corp.	10,815	313,635
		8,508,019
Transportation — 2.4%
American Airlines Group, Inc.(b)	14,418	260,533
GXO Logistics, Inc.(b)	4,288	217,402
J.B. Hunt Transport Services, Inc.	2,917	844,267
Kirby Corp.(b)	2,413	328,096
Lyft, Inc., Cl. A(a),(b)	11,304	165,151
Ryder System, Inc.	4,406	1,162,171
8

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.5% (continued)
Transportation — 2.4% (continued)
Saia, Inc.(b)	552	232,480
XPO, Inc.(b)	4,858	997,299
		4,207,399
Utilities — 2.7%
Edison International	4,687	348,947
FirstEnergy Corp.	11,126	528,930
OGE Energy Corp.	3,866	188,120
Portland General Electric Co.(a)	14,334	742,931
Southwest Gas Holdings, Inc.	5,327	472,398
Talen Energy Corp.(b)	2,822	1,084,382
UGI Corp.	36,480	1,260,019
		4,625,727
Total Equity Securities - Common Stocks (cost $138,363,311)		171,880,516

	1-Day Yield (%)
Investment Companies — .3%
Registered Investment Companies — .3%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $432,736)	3.70	432,736	432,736
Investment of Cash Collateral for Securities Loaned — .6%
Registered Investment Companies — .6%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,073,026)	3.70	1,073,026	1,073,026
Total Investments (cost $139,869,073)		100.4%	173,386,278
Liabilities, Less Cash and Receivables		(.4%)	(706,609)
Net Assets		100.0%	172,679,669

REIT—Real Estate Investment Trust

(a)
Security, or portion thereof, on loan. At June 30, 2026, the value of the fund’s securities on loan was $23,186,284 and the value of the collateral was
$23,749,848, consisting of cash collateral of $1,073,026 and U.S. Government & Agency securities valued at $22,676,822.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2025	Purchases ($)†	Sales ($)	Value ($) 6/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - .3%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	907,606	10,176,378	(10,651,248)	432,736	16,350
9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Affiliated Issuers (continued)
Description	Value ($) 12/31/2025	Purchases ($)†	Sales ($)	Value ($) 6/30/2026	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .6%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	530,047	7,412,866	(6,869,887)	1,073,026	75,718††
Total - .9%	1,437,653	17,589,244	(17,521,135)	1,505,762	92,068

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
10

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $23,186,284)—Note 1(b):
Unaffiliated issuers	138,363,311	171,880,516
Affiliated issuers	1,505,762	1,505,762
Receivable for investment securities sold		329,624
Dividends and securities lending income receivable		216,607
Receivable for shares of Beneficial Interest subscribed		10,840
Prepaid expenses		3,945
		173,947,294
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		123,626
Liability for securities on loan—Note 1(b)		1,073,026
Payable for shares of Beneficial Interest redeemed		28,944
Trustees’ fees and expenses payable		800
Other accrued expenses		41,229
		1,267,625
Net Assets ($)		172,679,669
Composition of Net Assets ($):
Paid-in capital		119,366,544
Total distributable earnings (loss)		53,313,125
Net Assets ($)		172,679,669

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	79,552,366	93,127,303
Shares Outstanding	3,662,893	4,314,109
Net Asset Value Per Share ($)	21.72	21.59
See notes to financial statements.
11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,133,637
Affiliated issuers	16,350
Affiliated income net of rebates from securities lending—Note 1(b)	75,718
Total Income	1,225,705
Expenses:
Management fee—Note 3(a)	610,119
Distribution plan fees—Note 3(b)	109,140
Professional fees	56,952
Chief Compliance Officer fees—Note 3(b)	22,183
Prospectus and shareholders’ reports	10,030
Shareholder and regulatory reports service fees—Note 3(b)	9,000
Custodian fees—Note 3(b)	5,665
Trustees’ fees and expenses—Note 3(c)	3,262
Loan commitment fees—Note 2	2,025
Shareholder servicing costs—Note 3(b)	905
Registration fees	187
Miscellaneous	3,413
Total Expenses	832,881
Less—reduction in expenses due to undertaking—Note 3(a)	(70,161)
Net Expenses	762,720
Net Investment Income	462,985
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	19,649,244
Net change in unrealized appreciation (depreciation) on investments	6,713,122
Net Realized and Unrealized Gain (Loss) on Investments	26,362,366
Net Increase in Net Assets Resulting from Operations	26,825,351
See notes to financial statements.
12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Operations ($):
Net investment income	462,985	886,195
Net realized gain (loss) on investments	19,649,244	13,461,648
Net change in unrealized appreciation (depreciation) on investments	6,713,122	485,018
Net Increase (Decrease) in Net Assets Resulting from Operations	26,825,351	14,832,861
Distributions ($):
Distributions to shareholders:
Initial Shares	(6,642,687)	(6,968,369)
Service Shares	(7,581,949)	(7,759,244)
Total Distributions	(14,224,636)	(14,727,613)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,424,895	2,738,427
Service Shares	3,658,756	7,297,442
Distributions reinvested:
Initial Shares	6,642,687	6,968,369
Service Shares	7,581,949	7,759,244
Cost of shares redeemed:
Initial Shares	(6,226,645)	(10,924,434)
Service Shares	(7,524,318)	(17,422,628)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	5,557,324	(3,583,580)
Total Increase (Decrease) in Net Assets	18,158,039	(3,478,332)
Net Assets ($):
Beginning of Period	154,521,630	157,999,962
End of Period	172,679,669	154,521,630
Capital Share Transactions (Shares):
Initial Shares
Shares sold	67,343	140,291
Shares issued for distributions reinvested	360,624	398,192
Shares redeemed	(296,824)	(558,960)
Net Increase (Decrease) in Shares Outstanding	131,143	(20,477)
Service Shares
Shares sold	174,333	382,639
Shares issued for distributions reinvested	413,862	445,421
Shares redeemed	(366,522)	(889,245)
Net Increase (Decrease) in Shares Outstanding	221,673	(61,185)
See notes to financial statements.
13

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Initial Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	20.34	20.58	18.68	16.46	24.77	19.93
Investment Operations:
Net investment income(a)	.07	.14	.14	.15	.14	.15
Net realized and unrealized gain (loss) on investments	3.23	1.61	2.21	2.76	(2.97)	4.97
Total from Investment Operations	3.30	1.75	2.35	2.91	(2.83)	5.12
Distributions:
Dividends from net investment income	(.15 )	(.14 )	(.17 )	(.14 )	(.16 )	(.14 )
Dividends from net realized gain on investments	(1.77)	(1.85)	(.28 )	(.55 )	(5.32)	(.14 )
Total Distributions	(1.92)	(1.99)	(.45 )	(.69 )	(5.48)	(.28 )
Net asset value, end of period	21.72	20.34	20.58	18.68	16.46	24.77
Total Return (%)	17.84 (b)	10.07	12.61	18.31	(14.08)	25.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89 (c)	.87	.88	.87	.86	.86
Ratio of net expenses to average net assets(d)	.80 (c)	.80 (e)	.81 (e)	.80 (e)	.80 (e)	.85
Ratio of net investment income to average net assets(d)	.70 (c)	.71 (e)	.68 (e)	.90 (e)	.77 (e)	.63
Portfolio Turnover Rate	38.58 (b)	65.24	59.03	66.09	81.37	90.95
Net Assets, end of period ($ x 1,000)	79,552	71,842	73,094	71,570	66,522	86,837

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
14

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Service Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	20.20	20.44	18.56	16.36	24.64	19.84
Investment Operations:
Net investment income(a)	.05	.09	.08	.11	.09	.09
Net realized and unrealized gain (loss) on investments	3.20	1.61	2.20	2.73	(2.95)	4.95
Total from Investment Operations	3.25	1.70	2.28	2.84	(2.86)	5.04
Distributions:
Dividends from net investment income	(.09 )	(.09 )	(.12 )	(.09 )	(.10 )	(.10 )
Dividends from net realized gain on investments	(1.77)	(1.85)	(.28 )	(.55 )	(5.32)	(.14 )
Total Distributions	(1.86)	(1.94)	(.40 )	(.64 )	(5.42)	(.24 )
Net asset value, end of period	21.59	20.20	20.44	18.56	16.36	24.64
Total Return (%)	17.72 (b)	9.81	12.33	17.99	(14.29)	25.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.14 (c)	1.12	1.13	1.12	1.11	1.11
Ratio of net expenses to average net assets(d)	1.05 (c)	1.05 (e)	1.06 (e)	1.05 (e)	1.05 (e)	1.10
Ratio of net investment income to average net assets(d)	.45 (c)	.46 (e)	.43 (e)	.65 (e)	.52 (e)	.38
Portfolio Turnover Rate	38.58 (b)	65.24	59.03	66.09	81.37	90.95
Net Assets, end of period ($ x 1,000)	93,127	82,680	84,906	82,389	72,165	94,989

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
15

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
MidCap Stock Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
16

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	171,880,516	—	—	171,880,516
Investment Companies	1,505,762	—	—	1,505,762
	173,386,278	—	—	173,386,278

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2026, BNY earned $10,295 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	23,186,284
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(23,186,284)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Midsize Company Risk: Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
18

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
As of and during the period ended June 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2025 were as follows: ordinary income $3,026,543 and long-term capital gains $11,701,070. The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2026 through May 1, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b-1 fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .80% of the value of the fund’s average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after May 1, 2027, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $70,161 during the period ended June 30, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to participating insurance companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2026, Service shares were charged $109,140 pursuant to the Distribution Plan.
19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2026, the fund was charged $492 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2026, the fund was charged $5,665 pursuant to the custody agreement.
During the period ended June 30, 2026, the fund was charged $22,183 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2026, the Custodian was compensated $9,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $105,034, Distribution Plan fees of $18,809, Custodian fees of $4,000, Chief Compliance Officer fees of $6,170, Transfer Agent fees of $213 and shareholder and regulatory reports service fees of $9,000, which are offset against an expense reimbursement currently in effect in the amount of $19,600.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2026, amounted to $62,806,228 and $71,228,913, respectively.
At June 30, 2026, accumulated net unrealized appreciation on investments was $33,517,205, consisting of $41,283,530 gross unrealized appreciation and $7,766,325 gross unrealized depreciation.
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
20

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
21

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
22

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $25,445.
23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
24

© 2026 BNY Mellon Securities Corporation
Code-0174NCSRSA0626

BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2026

Service Shares

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Small Cap Stock Index Portfolio
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.6%
Automobiles & Components — 1.4%
Adient PLC(a)	25,719	472,715
Dana, Inc.	36,322	988,322
Dauch Corp.(a)	78,662	426,348
Dorman Products, Inc.(a)	9,084	1,239,512
Fox Factory Holding Corp.(a)	14,153	239,823
Gentherm, Inc.(a)	10,097	344,409
LCI Industries	8,046	851,910
Patrick Industries, Inc.	10,961	984,078
Phinia, Inc.	12,366	1,018,587
Standard Motor Products, Inc.	6,890	268,503
Versigent PLC(a)	23,387	982,488
Winnebago Industries, Inc.(b)	9,182	286,846
XPEL, Inc.(a)	8,346	413,962
		8,517,503
Banks — 8.7%
Ameris Bancorp(b)	20,896	1,886,073
Atlantic Union Bankshares Corp.(b)	47,725	2,019,245
Axos Financial, Inc.(a)	18,771	1,828,108
Banc of California, Inc.	46,029	940,372
BancFirst Corp.	6,892	765,908
Bank of Hawaii Corp.	13,120	1,069,149
BankUnited, Inc.	24,213	1,173,120
Banner Corp.	11,294	750,373
Beacon Financial Corp.	27,868	848,581
Capitol Federal Financial, Inc.	38,949	331,456
Cathay General Bancorp	22,216	1,377,170
Central Pacific Financial Corp.	8,821	336,962
City Holding Co.	4,655	617,439
Community Financial System, Inc.	17,389	1,167,150
Customers Bancorp, Inc.(a)	10,542	833,872
CVB Financial Corp.(b)	55,243	1,245,730
Dime Commercial Bancshares, Inc.	13,603	552,962
Eagle Bancorp, Inc.(b)	9,119	258,888
Eastern Bankshares, Inc.(b)	70,159	1,560,336
FB Financial Corp.	13,356	739,255
First BanCorp.	51,408	1,340,207
First Bancorp/Southern Pines NC(b)	13,756	879,421
First Commonwealth Financial Corp.	33,810	687,357
First Financial Bancorp	34,435	1,164,936
First Hawaiian, Inc.	40,504	1,186,767
First Interstate BancSystem, Inc., Cl. A(b)	28,243	1,089,050
Fulton Financial Corp.	63,343	1,532,267
Hanmi Financial Corp.	9,894	320,566
Heritage Financial Corp.	13,593	402,625
Hilltop Holdings, Inc.	13,569	526,206
Hope Bancorp, Inc.	42,869	586,448
Independent Bank Corp.	16,153	1,352,329
Lakeland Financial Corp.	8,391	517,892

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.6% (continued)
Banks — 8.7% (continued)
National Bank Holdings Corp., Cl. A	14,847	659,652
NBT Bancorp, Inc.	17,369	857,508
Nicolet Bankshares, Inc.(b)	6,433	1,063,954
Northwest Bancshares, Inc.	48,276	731,864
OFG Bancorp	14,280	700,720
Park National Corp.(b)	5,343	977,716
Pathward Financial, Inc.	7,155	622,914
Preferred Bank	3,736	396,987
Provident Financial Services, Inc.	43,059	1,017,915
Renasant Corp.(b)	30,802	1,310,317
S&T Bancorp, Inc.(b)	11,916	584,837
Seacoast Banking Corp. of Florida	32,203	1,070,750
ServisFirst Bancshares, Inc.(b)	16,645	1,443,954
Simmons First National Corp., Cl. A	47,748	1,081,492
Southside Bancshares, Inc.	9,160	322,340
Stellar Bancorp, Inc.	14,983	589,132
The Bancorp, Inc.(a)	14,037	879,278
Tompkins Financial Corp.	4,229	399,725
Triumph Financial, Inc.(a),(b)	7,546	575,835
TrustCo Bank Corp. NY	5,862	321,882
Trustmark Corp.	19,641	903,682
United Community Banks, Inc.	39,821	1,397,319
WaFd, Inc.	24,547	941,868
WesBanco, Inc.	31,628	1,234,441
Westamerica BanCorp	7,722	453,050
WSFS Financial Corp.	17,236	1,322,518
		53,749,870
Capital Goods — 11.5%
AAR Corp.(a)	13,089	1,870,812
Alamo Group, Inc.	3,608	593,480
Albany International Corp., Cl. A	9,448	703,876
Apogee Enterprises, Inc.	7,125	325,897
Arcosa, Inc.	16,244	2,360,091
Argan, Inc.(b)	4,643	3,707,668
Armstrong World Industries, Inc.	14,210	2,279,568
Astec Industries, Inc.	7,585	464,126
Atmus Filtration Technologies, Inc.	26,934	1,373,365
AZZ, Inc.	9,878	1,531,584
Boise Cascade Co.	11,787	915,025
CSW Industrials, Inc.(b)	5,448	1,516,178
DNOW, Inc.(a)	61,494	797,577
DXP Enterprises, Inc.(a),(b)	4,194	707,695
Enerpac Tool Group Corp.	17,354	622,314
Enpro, Inc.	7,051	2,657,733
ESCO Technologies, Inc.	8,577	3,002,293
Everus Construction Group, Inc.(a)	16,894	2,803,559
Federal Signal Corp.	20,339	2,613,358
Franklin Electric Co., Inc.	12,647	1,355,632
Gates Industrial Corp. PLC(a)	84,081	2,351,746
Gibraltar Industries, Inc.(a)	9,737	439,139
Granite Construction, Inc.(b)	14,600	2,307,968

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.6% (continued)
Capital Goods — 11.5% (continued)
Griffon Corp.	12,888	1,256,967
Hayward Holdings, Inc.(a)	65,773	1,138,531
JBT Marel Corp.(b)	17,214	2,496,030
Kadant, Inc.	3,923	1,232,724
Kennametal, Inc.	25,284	886,204
Lindsay Corp.	3,466	429,091
Masterbrand, Inc.(a),(b)	66,816	687,537
Mercury Systems, Inc.(a)	17,493	2,139,919
Mueller Water Products, Inc., Cl. A	52,104	1,345,846
MYR Group, Inc.(a)	5,183	2,593,573
National Presto Industries, Inc.	1,757	219,607
Powell Industries, Inc.(b)	9,411	2,694,934
Primoris Services Corp.	18,059	1,790,008
Proto Labs, Inc.(a)	7,778	633,985
Quanex Building Products Corp.	15,417	287,064
Resideo Technologies, Inc.(a)	46,409	1,443,320
Rush Enterprises, Inc., Cl. A	20,221	1,475,830
Standex International Corp.	4,013	1,435,330
Sunrun, Inc.(a)	79,457	1,063,135
Tennant Co.	5,724	501,079
The Greenbrier Companies, Inc.	10,277	503,676
Trinity Industries, Inc.	26,557	918,341
VSE Corp.(b)	9,354	2,137,389
WillScot Holdings Corp.	60,257	1,739,017
Worthington Enterprises, Inc.	10,254	551,255
Zurn Elkay Water Solutions Corp.	49,169	2,484,510
		71,385,586
Commercial & Professional Services — 3.4%
ABM Industries, Inc.	19,462	860,999
Amentum Holdings, Inc.(a)	50,684	1,047,638
Brady Corp., Cl. A	14,506	1,328,314
Casella Waste Systems, Inc., Cl. A(a),(b)	20,703	2,007,570
Concentrix Corp.	14,483	324,492
CoreCivic, Inc.(a)	33,138	1,006,732
Deluxe Corp.	14,745	352,111
First Advantage Corp.(a),(b)	26,709	482,098
Healthcare Services Group, Inc.(a)	22,915	562,792
HNI Corp.	23,015	930,036
Insperity, Inc.	11,883	490,887
Interface, Inc.	19,180	687,411
Korn Ferry	17,239	1,147,773
Legalzoom.com, Inc.(a)	38,928	238,629
Liquidity Services, Inc.(a)	7,719	301,967
ManpowerGroup, Inc.	15,442	521,476
Millerknoll, Inc.	22,491	460,166
OPENLANE, Inc.(a)	35,126	1,448,596
Paycom Software, Inc.	13,804	1,734,887
Pitney Bowes, Inc.	41,504	727,150
Robert Half, Inc.(b)	33,450	1,026,915
The GEO Group, Inc.(a)	43,593	1,288,173
UniFirst Corp.	4,797	1,268,615

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.6% (continued)
Commercial & Professional Services — 3.4% (continued)
Upwork, Inc.(a)	41,319	345,427
Verra Mobility Corp.(a)	51,005	216,771
Vestis Corp.(a),(b)	37,192	540,028
		21,347,653
Consumer Discretionary Distribution & Retail — 4.1%
Academy Sports & Outdoors, Inc.	21,503	1,013,436
Advance Auto Parts, Inc.(b)	20,062	1,248,258
American Eagle Outfitters, Inc.	51,933	893,248
Asbury Automotive Group, Inc.(a)	6,224	1,251,522
Boot Barn Holdings, Inc.(a),(b)	10,075	1,655,020
CarMax, Inc.(a)	46,965	2,483,979
Etsy, Inc.(a)	31,549	2,376,586
Group 1 Automotive, Inc.	3,922	1,141,969
Kohl’s Corp.	37,506	664,606
LKQ Corp.	84,780	2,232,257
MarineMax, Inc.(a),(b)	6,383	233,745
National Vision Holdings, Inc.(a),(b)	26,003	494,317
Pool Corp.	10,650	2,288,685
Sally Beauty Holdings, Inc.(a)	32,321	457,019
Signet Jewelers Ltd.(b)	13,343	1,150,167
Sonic Automotive, Inc., Cl. A(b)	4,415	374,348
The Buckle, Inc.	9,999	421,958
Upbound Group, Inc.	17,175	364,454
Urban Outfitters, Inc.(a)	17,100	1,211,706
Victoria’s Secret & Co.(a)	26,404	2,204,206
Warby Parker, Inc., Cl. A(a)	33,488	1,016,026
Winmark Corp.	979	414,195
		25,591,707
Consumer Durables & Apparel — 3.5%
Acushnet Holdings Corp.	9,170	1,086,920
Callaway Golf Co.(a),(b)	45,545	855,791
Carter’s, Inc.	12,143	499,806
Cavco Industries, Inc.(a)	2,571	1,579,571
Century Communities, Inc.	8,428	603,950
Champion Homes, Inc.(a)	18,432	1,624,228
Dream Finders Homes, Inc., Cl. A(a)	9,531	164,505
G-III Apparel Group Ltd.	12,306	414,835
Green Brick Partners, Inc.(a)	10,077	806,563
Installed Building Products, Inc.(b)	7,496	1,722,881
Kontoor Brands, Inc.	16,940	1,411,780
La-Z-Boy, Inc.	13,649	547,598
Leggett & Platt, Inc.	45,099	528,109
LGI Homes, Inc.(a)	6,658	423,981
M/I Homes, Inc.(a)	8,554	1,375,398
Meritage Homes Corp.	22,118	1,854,594
Mohawk Industries, Inc.(a)	17,085	2,072,923
Newell Brands, Inc.	140,295	861,411
Peloton Interactive, Inc., Cl. A(a),(b)	139,025	821,638
Sonos, Inc.(a),(b)	39,745	537,750
Steven Madden Ltd.	24,399	1,027,198
Under Armour, Inc., Cl. A(a),(b)	62,441	398,998

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.6% (continued)
Consumer Durables & Apparel — 3.5% (continued)
Under Armour, Inc., Cl. C(a),(b)	39,214	243,911
Wolverine World Wide, Inc.	27,057	447,252
		21,911,591
Consumer Services — 4.5%
ADT, Inc.	189,075	1,228,987
BJ’s Restaurants, Inc.(a)	7,059	428,728
Bright Horizons Family Solutions, Inc.(a)	17,530	1,242,526
Brinker International, Inc.(a)	14,264	2,396,352
Caesars Entertainment, Inc.(a)	67,604	2,040,289
Covista, Inc.(a)	11,315	1,410,528
Cracker Barrel Old Country Store, Inc.(b)	7,386	393,674
Frontdoor, Inc.(a)	23,356	1,812,192
Laureate Education, Inc.(a)	42,341	1,537,825
Life Time Group Holdings, Inc.(a)	51,061	2,085,331
Marriott Vacations Worldwide Corp.(b)	9,157	932,915
Matthews International Corp., Cl. A	10,116	272,323
Monarch Casino & Resort, Inc.	4,037	531,310
OneSpaWorld Holdings Ltd.(b)	33,889	957,025
Papa John’s International, Inc.(b)	10,841	398,624
Penn Entertainment, Inc.(a),(b)	42,185	901,072
Perdoceo Education Corp.	19,619	627,808
Pursuit Attractions and Hospitality, Inc.(a)	7,082	396,380
Red Rock Resorts, Inc., Cl. A(b)	15,731	1,023,459
Rush Street Interactive, Inc.(a)	34,561	1,027,844
Sabre Corp.(a)	134,512	281,130
Shake Shack, Inc., Cl. A(a)	13,255	742,545
Six Flags Entertainment Corp.(a),(b)	33,526	714,104
Strategic Education, Inc.	7,470	572,351
Stride, Inc.(a)	13,994	1,206,843
The Cheesecake Factory, Inc.	15,135	1,203,838
The Wendy’s Company(b)	52,273	433,343
United Parks & Resorts, Inc.(a),(b)	7,865	375,475
Universal Technical Institute, Inc.(a),(b)	16,727	715,414
		27,890,235
Consumer Staples Distribution & Retail — .8%
Grocery Outlet Holding Corp.(a)	32,088	320,238
PriceSmart, Inc.	8,348	1,630,698
The Andersons, Inc.	11,128	761,155
The Chefs’ Warehouse, Inc.(a)	12,039	1,156,948
United Natural Foods, Inc.(a)	20,086	917,328
		4,786,367
Energy — 4.9%
Archrock, Inc.	58,085	2,364,640
Atlas Energy Solutions, Inc.(b)	25,568	424,684
Bristow Group, Inc.	8,315	343,576
Cactus, Inc., Cl. A	23,202	1,188,638
California Resources Corp.	26,000	1,374,620
Comstock Resources, Inc.(a),(b)	26,236	391,441
Core Laboratories, Inc.	15,298	178,222
Core Natural Resources, Inc.(b)	16,764	1,341,455
Crescent Energy Co., Cl. A	80,758	793,044

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.6% (continued)
Energy — 4.9% (continued)
CVR Energy, Inc.	9,956	274,188
Dorian LPG Ltd.	12,201	424,351
Gulfport Energy Corp.(a)	4,840	821,348
Helix Energy Solutions Group, Inc.(a)	45,610	398,631
Helmerich & Payne, Inc.	32,998	1,080,355
Innovex International, Inc.(a)	12,676	314,365
International Seaways, Inc.(b)	13,364	1,023,549
Kinetik Holdings, Inc.	17,441	843,098
Kodiak Gas Services, Inc.	32,626	2,451,191
Liberty Energy, Inc.	54,388	1,424,422
Magnolia Oil & Gas Corp., Cl. A	61,551	1,574,475
Noble Corp. PLC	41,655	1,553,731
Northern Oil & Gas, Inc.(b)	34,650	628,898
Oceaneering International, Inc.(a)	33,174	1,344,210
Par Pacific Holdings, Inc.(a),(b)	16,607	931,321
Patterson-UTI Energy, Inc.	114,982	1,055,535
Peabody Energy Corp.	40,197	929,355
REX American Resources Corp.(a)	9,442	426,306
RPC, Inc.	28,831	168,085
SM Energy Co.(b)	75,707	1,975,953
Talos Energy, Inc.(a)	41,476	535,455
Tidewater, Inc.(a),(b)	15,267	1,017,240
World Kinect Corp.(b)	17,148	564,855
		30,161,237
Equity Real Estate Investment Trusts — 6.0%
Acadia Realty Trust(c)	44,720	935,095
American Assets Trust, Inc.(c)	15,440	381,214
Apple Hospitality REIT, Inc.(c)	72,646	1,221,179
Broadstone Net Lease, Inc.(b),(c)	64,197	1,326,952
Centerspace(c)	5,471	307,415
Curbline Properties Corp.(b),(c)	31,919	970,338
DiamondRock Hospitality Co.(c)	67,537	822,601
Douglas Emmett, Inc.(b),(c)	55,254	651,997
Easterly Government Properties, Inc.(c)	14,660	365,474
Essential Properties Realty Trust, Inc.(b),(c)	72,190	2,154,871
Four Corners Property Trust, Inc.(c)	36,456	894,995
Getty Realty Corp.(b),(c)	18,352	612,223
Global Net Lease, Inc.(c)	63,641	568,950
Highwoods Properties, Inc.(b),(c)	36,266	1,093,783
Innovative Industrial Properties, Inc.(b),(c)	9,368	580,629
InvenTrust Properties Corp.(c)	25,646	907,868
JBG SMITH Properties(c)	19,447	285,287
LTC Properties, Inc.(c)	17,195	661,148
LXP Industrial Trust(c)	19,655	1,059,011
Medical Properties Trust, Inc.(b),(c)	163,981	757,592
Millrose Properties, Inc.(c)	51,013	1,532,941
National Health Investors, Inc.(c)	16,103	1,228,015
NETSTREIT Corp.(b),(c)	32,336	683,260
NexPoint Residential Trust, Inc.(c)	7,367	205,687
Outfront Media, Inc.(c)	51,033	1,671,841
Pebblebrook Hotel Trust(b),(c)	37,392	725,779

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.6% (continued)
Equity Real Estate Investment Trusts — 6.0% (continued)
Phillips Edison & Co., Inc.(c)	41,667	1,734,180
Ryman Hospitality Properties, Inc.(c)	21,017	2,701,735
Safehold, Inc.(c)	15,199	238,624
Saul Centers, Inc.(c)	4,176	156,141
SL Green Realty Corp.(c)	23,500	1,216,595
Sunstone Hotel Investors, Inc.(c)	62,779	718,819
Tanger, Inc.(c)	38,096	1,503,649
Terreno Realty Corp.(c)	35,431	2,294,866
The Macerich Company(c)	94,410	2,378,188
Urban Edge Properties(c)	41,719	954,531
Whitestone REIT(c)	15,009	284,571
Xenia Hotels & Resorts, Inc.(c)	31,043	632,035
		37,420,079
Financial Services — 7.5%
Acadian Asset Management, Inc.	8,812	630,234
Adamas Trust, Inc.(b),(c)	27,730	260,107
Arbor Realty Trust, Inc.(b),(c)	64,670	350,511
ARMOUR Residential REIT, Inc.(b),(c)	41,510	724,350
Artisan Partners Asset Management, Inc., Cl. A	23,397	807,898
BGC Group, Inc., Cl. A	123,026	1,315,148
Blackstone Mortgage Trust, Inc., Cl. A(c)	52,536	890,485
Bread Financial Holdings, Inc.	13,430	1,455,140
Cohen & Steers, Inc.	9,095	692,493
Credit Acceptance Corp.(a)	1,940	1,235,276
Dave, Inc.(a),(b)	3,453	1,286,553
Donnelley Financial Solutions, Inc.(a)	8,368	351,038
Ellington Financial, Inc.(b),(c)	40,873	556,282
Enact Holdings, Inc.	9,326	426,291
Encore Capital Group, Inc.(a),(b)	7,152	667,210
Enova International, Inc.(a)	8,233	1,981,930
EVERTEC, Inc.	20,532	570,379
EZCORP, Inc., Cl. A(a),(b)	19,340	668,584
Franklin BSP Realty Trust, Inc.(c)	25,957	211,290
HA Sustainable Infrastructure Capital, Inc.(b)	42,259	1,650,214
Jackson Financial, Inc., Cl. A	23,268	2,382,411
Lazard, Inc.	37,044	1,553,625
MarketAxess Holdings, Inc.	11,843	1,344,062
Merchants Bancorp(b)	9,742	487,100
Moelis & Co., Cl. A	24,771	1,620,519
Navient Corp.	21,414	182,233
NCR Atleos Corp.(a)	24,472	1,062,330
NMI Holdings, Inc.(a)	25,069	1,030,085
Payoneer Global, Inc.(a)	90,198	642,210
PennyMac Mortgage Investment Trust(c)	28,599	322,597
Piper Sandler Companies	22,390	1,619,693
PJT Partners, Inc., Cl. A	8,583	1,295,518
PROG Holdings, Inc.	13,038	607,701
Radian Group, Inc.	44,143	1,662,867
Redwood Trust, Inc.(c)	41,608	197,222
Remitly Global, Inc.(a)	57,465	1,287,791
Rithm Capital Corp.(c)	185,387	1,740,784

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.6% (continued)
Financial Services — 7.5% (continued)
Sezzle, Inc.(a),(b)	5,635	967,135
StepStone Group, Inc., Cl. A	24,504	1,013,485
StoneX Group, Inc.(a),(b)	23,447	2,778,469
The Western Union Company(b)	104,121	801,732
Two Harbors Investment Corp.(b),(c)	34,891	432,997
Victory Capital Holdings, Inc., Cl. A(b)	15,434	1,297,382
Virtu Financial, Inc., Cl. A	27,182	1,619,232
Virtus Investment Partners, Inc.(b)	2,090	299,915
Walker & Dunlop, Inc.	11,404	623,799
WisdomTree, Inc.(b)	41,973	711,023
World Acceptance Corp.(a)	957	214,205
		46,529,535
Food, Beverage & Tobacco — 1.9%
Cal-Maine Foods, Inc.	14,837	1,195,269
Conagra Brands, Inc.	158,768	2,137,017
Del Monte Corp.	10,822	302,042
Flowers Foods, Inc.(b)	70,169	554,335
Freshpet, Inc.(a)	16,190	957,153
J & J Snack Foods Corp.	5,040	370,188
John B. Sanfilippo & Son, Inc.	3,091	265,795
Lamb Weston Holdings, Inc.	45,999	1,986,237
National Beverage Corp.(a)	7,876	245,731
The Campbell’s Company(b)	65,337	1,455,055
The Simply Good Foods Company(a)	28,132	373,593
The Vita Coco Company, Inc.(a)	14,631	967,694
Tootsie Roll Industries, Inc.	6,576	260,081
Universal Corp.	8,305	433,272
		11,503,462
Health Care Equipment & Services — 5.9%
Acadia Healthcare Co., Inc.(a)	30,570	902,732
AdaptHealth Corp.(a)	35,168	366,451
Addus HomeCare Corp.(a)	5,982	601,012
Alignment Healthcare, Inc.(a)	55,000	1,309,550
AMN Healthcare Services, Inc.(a)	12,802	414,401
Artivion, Inc.(a)	13,881	311,906
Astrana Health, Inc.(a),(b)	14,302	663,756
Avanos Medical, Inc.(a)	15,398	383,102
BrightSpring Health Services, Inc.(a),(b)	52,673	3,673,415
Certara, Inc.(a)	38,796	254,114
Concentra Group Holdings Parent, Inc.	39,331	1,170,097
CONMED Corp.	10,251	335,515
CorVel Corp.(a)	10,284	642,956
Enovis Corp.(a)	19,103	395,432
Glaukos Corp.(a)	19,531	2,729,653
HealthStream, Inc.	8,101	220,752
ICU Medical, Inc.(a)	8,340	1,222,644
Inspire Medical Systems, Inc.(a)	8,605	383,869
Integer Holdings Corp.(a)	11,323	1,058,134
Integra LifeSciences Holdings Corp.(a)	22,367	401,711
LeMaitre Vascular, Inc.	6,906	662,700
LifeStance Health Group, Inc.(a)	75,038	803,657

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.6% (continued)
Health Care Equipment & Services — 5.9% (continued)
Merit Medical Systems, Inc.(a)	19,729	1,368,009
Molina Healthcare, Inc.(a)	17,310	3,958,797
National HealthCare Corp.(b)	4,108	868,267
Neogen Corp.(a),(b)	71,716	644,727
NeoGenomics, Inc.(a)	43,141	629,427
Omnicell, Inc.(a)	15,163	629,568
Pediatrix Medical Group, Inc.(a)	26,836	679,756
Privia Health Group, Inc.(a)	39,861	1,025,623
Progyny, Inc.(a)	24,250	699,127
QuidelOrtho Corp.(a),(b)	22,255	389,796
RadNet, Inc.(a),(b)	23,615	1,456,337
Schrodinger, Inc.(a)	18,873	306,686
STAAR Surgical Co.(a)	16,352	469,139
Tandem Diabetes Care, Inc.(a)	22,330	336,960
Teleflex, Inc.	14,638	1,855,513
TransMedics Group, Inc.(a),(b)	11,510	764,494
U.S. Physical Therapy, Inc.	5,103	350,474
UFP Technologies, Inc.(a),(b)	2,533	671,574
Waystar Holding Corp.(a),(b)	38,045	781,064
		36,792,897
Household & Personal Products — .7%
Central Garden & Pet Co.(a)	2,624	116,348
Central Garden & Pet Co., Cl. A(a)	17,141	664,557
Coty, Inc., Cl. A(a)	124,035	267,916
Edgewell Personal Care Co.(b)	15,735	422,642
Energizer Holdings, Inc.	19,926	427,213
Interparfums, Inc.	5,999	671,048
Reynolds Consumer Products, Inc.	17,929	481,394
WD-40 Co.	4,497	1,095,649
		4,146,767
Insurance — 1.9%
AMERISAFE, Inc.	6,286	212,655
Assured Guaranty Ltd.	13,842	1,109,575
Employers Holdings, Inc.	6,197	312,825
F&G Annuities & Life, Inc.(b)	12,381	329,211
Genworth Financial, Inc.(a)	127,665	1,208,988
Goosehead Insurance, Inc., Cl. A(a)	7,996	387,806
HCI Group, Inc.	3,517	616,354
Horace Mann Educators Corp.	13,410	692,626
Kemper Corp.	19,200	517,632
Lincoln National Corp.	56,552	1,999,113
Mercury General Corp.	8,831	941,561
Palomar Holdings, Inc.(a)	8,810	1,113,496
Safety Insurance Group, Inc.	4,924	368,611
SiriusPoint Ltd.(a)	34,435	826,440
Stewart Information Services Corp.	9,980	658,880
Trupanion, Inc.(a)	11,063	274,030
United Fire Group, Inc.	7,241	379,718
		11,949,521
Materials — 4.3%
Alpha Metallurgical Resources, Inc.(a)	3,577	589,990

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.6% (continued)
Materials — 4.3% (continued)
Balchem Corp.	10,727	1,812,327
Celanese Corp.(b)	36,270	1,668,420
Century Aluminum Co.(a)	18,808	865,356
Eastman Chemical Co.	38,123	2,553,479
Element Solutions, Inc.	76,239	3,640,412
FMC Corp.(b)	41,657	479,055
Hawkins, Inc.(b)	6,920	983,332
HB Fuller Co.(b)	17,989	1,048,579
Ingevity Corp.(a)	11,661	870,727
Innospec, Inc.	8,263	672,526
Kaiser Aluminum Corp.	5,318	1,040,360
Koppers Holdings, Inc.	6,469	290,458
Materion Corp.	6,918	2,057,344
Metallus, Inc.(a)	11,875	221,944
Minerals Technologies, Inc.	10,323	763,592
O-I Glass, Inc.(a)	50,730	488,530
Quaker Chemical Corp.(b)	4,568	725,718
Sensient Technologies Corp.(b)	14,071	1,734,814
Stepan Co.	7,116	396,503
Sylvamo Corp.	11,000	415,800
The Chemours Company	49,867	1,023,271
United States Lime & Minerals, Inc.	3,522	368,648
Warrior Met Coal, Inc.	17,547	1,424,114
Worthington Steel, Inc.	10,641	357,325
		26,492,624
Media & Entertainment — 2.4%
Cargurus, Inc.(a),(b)	25,317	863,057
Cinemark Holdings, Inc.	34,348	1,089,862
DoubleVerify Holdings, Inc.(a)	42,413	459,757
John Wiley & Sons, Inc., Cl. A	13,052	633,153
Madison Square Garden Sports Corp.(a)	5,954	2,392,555
Match Group, Inc.	77,650	2,954,582
People, Inc.(a)	20,789	959,620
QuinStreet, Inc.(a)	18,830	275,860
Scholastic Corp.(b)	5,507	253,322
Sphere Entertainment Co.(a),(b)	8,950	1,548,618
TripAdvisor, Inc.(a),(b)	37,958	520,404
Versant Media Group, Inc.	46,902	1,688,941
Yelp, Inc.(a)	17,401	426,673
Ziff Davis, Inc.(a)	12,252	641,637
ZoomInfo Technologies, Inc.(a)	89,926	263,483
		14,971,524
Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
ACADIA Pharmaceuticals, Inc.(a)	41,586	1,052,126
ADMA Biologics, Inc.(a)	77,147	645,720
Alkermes PLC(a),(b)	55,387	2,902,002
Amneal Pharmaceuticals, Inc.(a)	57,391	993,438
Amphastar Pharmaceuticals, Inc.(a)	11,305	228,135
ANI Pharmaceuticals, Inc.(a),(b)	5,997	496,432
Arcus Biosciences, Inc.(a),(b)	28,967	893,053
Azenta, Inc.(a)	13,499	344,494

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.6% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 6.0% (continued)
BioLife Solutions, Inc.(a)	13,123	370,594
Catalyst Pharmaceuticals, Inc.(a)	38,127	1,198,332
Collegium Pharmaceutical, Inc.(a),(b)	10,601	383,756
Corcept Therapeutics, Inc.(a)	31,750	2,760,663
Fortrea Holdings, Inc.(a)	31,528	548,587
Harmony Biosciences Holdings, Inc.(a)	13,109	477,299
Indivior Pharmaceuticals, Inc.(a)	40,565	1,664,382
Innoviva, Inc.(a)	23,750	539,363
Krystal Biotech, Inc.(a),(b)	8,732	3,245,422
Ligand Pharmaceuticals, Inc.(a)	6,666	2,107,056
Liquidia Corp.(a),(b)	23,337	1,860,659
Organon & Co.	87,317	1,182,272
Pacira BioSciences, Inc.(a),(b)	13,421	340,491
Perrigo Co. PLC	45,660	474,407
Phibro Animal Health Corp., Cl. A	6,950	218,230
Prestige Consumer Healthcare, Inc.(a)	15,677	741,052
Protagonist Therapeutics, Inc.(a),(b)	20,099	2,463,735
PTC Therapeutics, Inc.(a)	27,595	2,250,924
Sarepta Therapeutics, Inc.(a),(b)	35,125	631,196
Supernus Pharmaceuticals, Inc.(a)	19,341	899,550
TG Therapeutics, Inc.(a),(b)	43,835	2,408,295
Veracyte, Inc.(a)	26,540	1,558,694
Vericel Corp.(a)	16,935	753,438
Vir Biotechnology, Inc.(a)	40,525	412,950
Xencor, Inc.(a)	24,802	399,312
		37,446,059
Real Estate Management & Development — .4%
AGNT, Inc.	30,879	167,055
Cushman & Wakefield Ltd.(a)	78,025	1,044,755
Marcus & Millichap, Inc.	7,748	241,505
The St. Joe Company	13,227	828,407
		2,281,722
Semiconductors & Semiconductor Equipment — 5.5%
ACM Research, Inc., Cl. A(a)	18,976	2,407,865
Alpha & Omega Semiconductor Ltd.(a)	8,108	383,752
Axcelis Technologies, Inc.(a)	10,168	1,926,328
Cohu, Inc.(a),(b)	15,750	1,164,082
Diodes, Inc.(a),(b)	15,191	1,662,503
Enphase Energy, Inc.(a)	43,805	2,156,958
FormFactor, Inc.(a)	25,918	4,145,066
Ichor Holdings Ltd.(a)	11,569	1,298,967
Impinj, Inc.(a),(b)	8,957	1,282,911
Kulicke & Soffa Industries, Inc.	17,332	2,318,328
MaxLinear, Inc.(a)	27,990	3,583,560
PDF Solutions, Inc.(a)	12,562	889,264
Penguin Solutions, Inc.(a),(b)	15,363	1,167,742
Photronics, Inc.(a)	19,479	633,652
Power Integrations, Inc.(b)	18,545	1,553,329
Qorvo, Inc.(a)	26,659	2,486,485
SolarEdge Technologies, Inc.(a),(b)	20,233	1,182,416

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.6% (continued)
Semiconductors & Semiconductor Equipment — 5.5% (continued)
Ultra Clean Holdings, Inc.(a)	14,918	2,127,158
Veeco Instruments, Inc.(a),(b)	20,320	1,540,256
		33,910,622
Software & Services — 3.4%
A10 Networks, Inc.(b)	23,637	883,078
ACI Worldwide, Inc.(a)	33,804	1,700,003
Adeia, Inc.	36,445	1,200,134
Agilysys, Inc.(a)	8,442	882,189
Alarm.com Holdings, Inc.(a)	16,538	772,655
Blackbaud, Inc.(a)	11,624	344,303
BlackLine, Inc.(a)	16,289	457,232
Box, Inc., Cl. A(a)	45,923	1,218,796
Cleanspark, Inc.(a),(b)	85,386	1,242,366
Clear Secure, Inc., Cl. A	30,426	1,695,641
DXC Technology Co.(a)	54,329	480,812
EPAM Systems, Inc.(a)	17,383	1,379,341
Everforth, Inc.(a)	14,017	250,484
Life360, Inc.(a),(b)	26,946	1,491,731
LiveRamp Holdings, Inc.(a)	20,931	787,843
MARA Holdings, Inc.(a),(b)	126,918	1,762,891
N-able, Inc.(a),(b)	24,664	90,517
NCR Voyix Corp.(a),(b)	45,652	372,977
Progress Software Corp.(a)	13,956	468,642
Q2 Holdings, Inc.(a)	20,669	994,179
RingCentral, Inc., Cl. A	24,638	960,389
Sprinklr, Inc., Cl. A(a)	37,767	194,878
SPS Commerce, Inc.(a)	12,219	698,560
Teradata Corp.(a),(b)	31,272	1,083,575
		21,413,216
Technology Hardware & Equipment — 4.8%
Arlo Technologies, Inc.(a),(b)	36,335	489,796
Badger Meter, Inc.(b)	9,698	1,438,989
Benchmark Electronics, Inc.	11,866	1,170,818
Calix, Inc.(a)	19,406	724,232
Corsair Gaming, Inc.(a)	16,044	155,146
CTS Corp.	9,512	620,087
Diebold Nixdorf, Inc.(a)	11,520	979,431
Digi International, Inc.(a),(b)	12,457	933,652
ePlus, Inc.	8,657	720,522
Extreme Networks, Inc.(a)	43,511	1,408,451
Harmonic, Inc.(a)	36,189	590,966
Insight Enterprises, Inc.(a)	10,042	1,223,116
Itron, Inc.(a),(b)	14,834	1,283,586
Knowles Corp.(a)	28,259	1,172,183
Mirion Technologies, Inc.(a),(b)	80,879	1,450,161
Napco Security Technologies, Inc.	11,872	450,899
NetScout Systems, Inc.(a)	22,811	993,419
OSI Systems, Inc.(a),(b)	5,129	1,121,712
PC Connection, Inc.	3,772	275,318
Plexus Corp.(a)	8,872	2,667,544
Ralliant Corp.	37,192	2,738,447

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.6% (continued)
Technology Hardware & Equipment — 4.8% (continued)
Rogers Corp.(a)	5,543	907,555
ScanSource, Inc.(a)	6,234	324,729
Viasat, Inc.(a)	44,989	4,040,462
Vishay Intertechnology, Inc.(b)	41,218	2,216,704
		30,097,925
Telecommunication Services — 1.1%
Cogent Communications Holdings, Inc.	15,534	215,612
Iridium Communications, Inc.	35,168	1,928,965
Lumen Technologies, Inc.(a)	315,181	2,420,590
Shenandoah Telecommunications Co.	14,898	224,662
Telephone and Data Systems, Inc.	32,181	1,191,019
Uniti Group, Inc.(a)	60,631	695,437
		6,676,285
Transportation — 2.0%
Allegiant Travel Co.(a)	7,528	885,293
ArcBest Corp.	7,385	1,060,043
Heartland Express, Inc.	15,504	235,971
Hertz Global Holdings, Inc.(a),(b)	41,542	94,093
Hub Group, Inc., Cl. A	19,911	871,903
JetBlue Airways Corp.(a),(b)	97,473	558,520
Lyft, Inc., Cl. A(a),(b)	126,319	1,845,520
Marten Transport Ltd.	19,192	332,981
Matson, Inc.	10,080	1,937,678
RXO, Inc.(a),(b)	54,852	1,513,367
Schneider National, Inc., Cl. B	16,554	604,718
SkyWest, Inc.(a)	13,246	1,315,725
Werner Enterprises, Inc.	19,830	864,786
		12,120,598
Utilities — 2.0%
American States Water Co.	13,057	1,078,900
Avista Corp.	27,559	1,127,439
California Water Service Group	19,797	963,124
Chesapeake Utilities Corp.	8,012	981,310
Clearway Energy, Inc., Cl. C	40,347	1,379,060
H2O America(b)	13,115	796,998
Hawaiian Electric Industries, Inc.(a),(b)	57,228	774,295
MDU Resources Group, Inc.	69,564	1,475,452
MGE Energy, Inc.	12,557	1,023,898
Middlesex Water Co.	6,168	346,395
Northwest Natural Holding Co.	14,116	692,531
Otter Tail Corp.	13,843	1,245,593
Unitil Corp.	5,997	315,982
		12,200,977
Total Equity Securities - Common Stocks (cost $394,557,990)		611,295,562
Exchange-Traded Funds — 1.2%
Registered Investment Companies — 1.2%
iShares Core S&P Small-Cap ETF(b) (cost $6,708,780)	48,615	7,210,090

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Number of Rights	Value ($)
Rights — .0%
Health Care Equipment & Services — .0%
Omniab Operations, Inc.-Earnout 12.5	3,619	0
Omniab Operations, Inc.-Earnout 15.0	3,619	0
Total Rights (cost $12,944)		0

	1-Day Yield (%)	Shares
Investment Companies — .4%
Registered Investment Companies — .4%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $2,594,176)	3.70	2,594,176	2,594,176
Investment of Cash Collateral for Securities Loaned — .3%
Registered Investment Companies — .3%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,934,949)	3.70	1,934,949	1,934,949
Total Investments (cost $405,808,839)		100.5%	623,034,777
Liabilities, Less Cash and Receivables		(.5%)	(2,805,243)
Net Assets		100.0%	620,229,534

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At June 30, 2026, the value of the fund’s securities on loan was $133,855,506 and the value of the collateral was
$136,320,877, consisting of cash collateral of $1,934,949 and U.S. Government & Agency securities valued at $134,385,928.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2025	Purchases ($)†	Sales ($)	Value ($) 6/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - .4%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	1,990,803	61,428,052	(60,824,679)	2,594,176	40,485
Investment of Cash Collateral for Securities Loaned - .3%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	7,323,778	31,912,859	(37,301,688)	1,934,949	61,736††
Total - .7%	9,314,581	93,340,911	(98,126,367)	4,529,125	102,221

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000 Index	17	9/18/2026	2,522,146	2,588,760	66,614
Gross Unrealized Appreciation					66,614
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $133,855,506)—Note 1(c):
Unaffiliated issuers	401,279,714	618,505,652
Affiliated issuers	4,529,125	4,529,125
Cash collateral held by broker—Note 4		231,000
Receivable for investment securities sold		598,393
Dividends and securities lending income receivable		496,062
Receivable for shares of Beneficial Interest subscribed		197,951
Receivable for futures variation margin—Note 4		12,750
		624,570,933
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		289,088
Liability for securities on loan—Note 1(c)		1,934,949
Payable for investment securities purchased		1,353,629
Payable for shares of Beneficial Interest redeemed		762,973
Trustees’ fees and expenses payable		760
		4,341,399
Net Assets ($)		620,229,534
Composition of Net Assets ($):
Paid-in capital		370,597,081
Total distributable earnings (loss)		249,632,453
Net Assets ($)		620,229,534
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		30,696,479
Net Asset Value Per Share ($)		20.21
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $4,760 foreign taxes withheld at source):
Unaffiliated issuers	4,451,790
Affiliated issuers	40,485
Affiliated income net of rebates from securities lending—Note 1(c)	61,736
Interest	6,923
Total Income	4,560,934
Expenses:
Management fee—Note 3(a)	982,478
Distribution plan fees—Note 3(b)	701,770
Trustees’ fees—Notes 3(a) and 3(c)	8,735
Loan commitment fees—Note 2	7,593
Interest expense—Note 2	2,999
Total Expenses	1,703,575
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(8,735)
Net Expenses	1,694,840
Net Investment Income	2,866,094
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	40,002,231
Net realized gain (loss) on futures	555,055
Net Realized Gain (Loss)	40,557,286
Net change in unrealized appreciation (depreciation) on investments	77,253,334
Net change in unrealized appreciation (depreciation) on futures	136,620
Net Change in Unrealized Appreciation (Depreciation)	77,389,954
Net Realized and Unrealized Gain (Loss) on Investments	117,947,240
Net Increase in Net Assets Resulting from Operations	120,813,334
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Operations ($):
Net investment income	2,866,094	5,246,121
Net realized gain (loss) on investments	40,557,286	45,586,167
Net change in unrealized appreciation (depreciation) on investments	77,389,954	(25,838,825)
Net Increase (Decrease) in Net Assets Resulting from Operations	120,813,334	24,993,463
Distributions ($):
Distributions to shareholders	(48,467,320)	(61,582,942)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	48,966,803	124,680,129
Distributions reinvested	48,467,320	61,582,942
Cost of shares redeemed	(82,261,085)	(198,698,397)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	15,173,038	(12,435,326)
Total Increase (Decrease) in Net Assets	87,519,052	(49,024,805)
Net Assets ($):
Beginning of Period	532,710,482	581,735,287
End of Period	620,229,534	532,710,482
Capital Share Transactions (Shares):
Shares sold	2,576,960	7,151,346
Shares issued for distributions reinvested	2,948,134	3,980,798
Shares redeemed	(4,413,638)	(11,544,266)
Net Increase (Decrease) in Shares Outstanding	1,111,456	(412,122)
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Service Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	18.01	19.39	18.58	17.26	23.55	19.06
Investment Operations:
Net investment income(a)	.10	.17	.20	.21	.18	.16
Net realized and unrealized gain (loss) on investments	3.77	.53	1.24	2.28	(3.76)	4.79
Total from Investment Operations	3.87	.70	1.44	2.49	(3.58)	4.95
Distributions:
Dividends from net investment income	(.18 )	(.24 )	(.21 )	(.19 )	(.19 )	(.15 )
Dividends from net realized gain on investments	(1.49)	(1.84)	(.42 )	(.98 )	(2.52)	(.31 )
Total Distributions	(1.67)	(2.08)	(.63 )	(1.17)	(2.71)	(.46 )
Net asset value, end of period	20.21	18.01	19.39	18.58	17.26	23.55
Total Return (%)	23.65 (b)	5.36	7.96	15.39	(16.65)	26.14
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.61 (d)	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets(c),(e)	.60 (d)	.61	.61	.60	.60	.60
Ratio of net investment income to average net assets(c),(e)	1.02 (d)	.99	1.08	1.22	.97	.73
Portfolio Turnover Rate	27.14 (b)	60.63	77.24	38.37	28.27	46.01
Net Assets, end of period ($ x 1,000)	620,230	532,710	581,735	578,860	523,889	723,023

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
Small Cap Stock Index Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the performance of the Standard & Poor’s® SmallCap 600 Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in Service Shares which bears a distribution plan.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	611,295,562	—	—	611,295,562
Exchange-Traded Funds	7,210,090	—	—	7,210,090
Rights	—	0††	—	0
Investment Companies	4,529,125	—	—	4,529,125
	623,034,777	0	—	623,034,777
Other Financial Instruments:
Futures†††	66,614	—	—	66,614
	66,614	—	—	66,614

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2026, BNY earned $8,431 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	133,855,506
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(133,855,506)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2025 were as follows: ordinary income $7,150,535 and long-term capital gains $54,432,407. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended June 30, 2026, the fund was charged $2,999 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended June 30, 2026 was approximately $130,939 with a related weighted average annualized interest rate of 4.62%. As of June 30, 2026, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, interest expenses, brokerage commissions and commitment fees on borrowings, if any, fees pursuant to any distribution or shareholder services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interest board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended June 30, 2026, Trustees’ fees reimbursed by the Adviser amounted to $8,735.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), the fund pays the Distributor for distributing its shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the fund’s average daily net assets. The Distributor may

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
make payments to participating insurance companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2026, the fund was charged $701,770 pursuant to the Distribution Plan.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $171,085, Distribution Plan fees of $122,203, which are offset against an expense reimbursement currently in effect in the amount of $4,200.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended June 30, 2026, amounted to $153,340,103 and $181,986,850, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended June 30, 2026 is discussed below.
Broker Deposits: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by one or more brokers, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2026 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of June 30, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	66,614 (1)	Equity Risk	-
Gross fair value of derivative contracts	66,614		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	555,055	555,055
Total	555,055	555,055

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	136,620	136,620
Total	136,620	136,620

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended June 30, 2026:
Average Market Value ($)
Futures:
Equity Futures Long	2,532,935
At June 30, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $217,292,552, consisting of $259,534,089 gross unrealized appreciation and $42,241,537 gross unrealized depreciation.
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Trustees’ and Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-0410NCSRSA0626

BNY Mellon Investment Portfolios, Technology Growth Portfolio
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2026

Initial Shares
Service Shares

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Technology Growth Portfolio
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5%
Aerospace & Defense — 2.4%
Axon Enterprise, Inc. (a),(b)	9,648	5,408,765
Application Software — 3.8%
AppLovin Corp., Cl. A (a)	5,427	2,796,153
Datadog, Inc., Cl. A (a)	8,464	2,203,687
HubSpot, Inc. (a)	6,347	1,158,391
Synopsys, Inc. (a)	5,327	2,376,215
		8,534,446
Broadline Retail — 4.7%
Alibaba Group Holding Ltd., ADR (b)	29,269	2,809,239
Amazon.com, Inc. (a)	32,426	7,728,413
		10,537,652
Electronic Components — 2.9%
Amphenol Corp., Cl. A	36,248	6,391,247
Interactive Media & Services — 6.6%
Alphabet, Inc., Cl. C	21,036	7,432,650
Meta Platforms, Inc., Cl. A	9,108	5,130,446
Tencent Holdings Ltd., ADR	40,106	2,214,653
		14,777,749
Internet Services & Infrastructure — 2.6%
MongoDB, Inc. (a)	6,012	2,019,431
Shopify, Inc., Cl. A (a)	33,825	3,862,138
		5,881,569
Movies & Entertainment — 3.5%
Netflix, Inc. (a)	70,567	5,038,484
Spotify Technology SA (a)	6,069	2,786,460
		7,824,944
Semiconductor Materials & Equipment — 15.6%
Applied Materials, Inc.	19,472	14,078,256
ASML Holding NV	3,468	6,899,378
Lam Research Corp.	32,131	13,923,326
		34,900,960
Semiconductors — 41.8%
Advanced Micro Devices, Inc. (a)	17,170	9,974,225
Intel Corp. (a)	103,011	14,383,426
Marvell Technology, Inc.	51,156	15,238,861
Micron Technology, Inc.	16,228	18,731,818
NVIDIA Corp.	44,147	8,833,373
QUALCOMM, Inc.	14,151	2,614,963
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,927	15,247,377
Texas Instruments, Inc.	27,781	8,280,683
		93,304,726
Systems Software — 7.1%
Microsoft Corp.	16,597	6,191,013
Oracle Corp.	33,561	4,918,364
ServiceNow, Inc. (a)	47,924	4,757,895
		15,867,272
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	17,238	4,987,988
Western Digital Corp.	9,908	6,328,438
		11,316,426
Transaction & Payment Processing Services — 1.4%
Mastercard, Inc., Cl. A	5,987	3,074,923
Total Equity Securities - Common Stocks (cost $108,540,959)		217,820,679
Equity Securities - Private Equity — 1.9%
Real Estate Services — .0%
Roofstock, Ser. E (a),(c)	10,567	41,317
Systems Software — 1.9%
Databricks, Inc., Ser. H (a),(c)	9,003	2,136,952
Databricks, Inc., Ser. I (a),(c)	775	183,954
Databricks, Inc., Ser. J (a),(c)	7,982	1,894,608
		4,215,514
Total Equity Securities - Private Equity (cost $1,768,444)		4,256,831

	1-Day Yield (%)
Investment Companies — .8%
Registered Investment Companies — .8%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,695,292)	3.70	1,695,292	1,695,292
Total Investments (cost $112,004,695)		100.2%	223,772,802
Liabilities, Less Cash and Receivables		(.2%)	(348,194)
Net Assets		100.0%	223,424,608

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At June 30, 2026, the value of the fund’s securities on loan was $7,804,743 and the value of the collateral was
$7,531,417, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	The fund held Level 3 securities at June 30, 2026. These securities were valued at $4,256,831 or 1.9% of net assets.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2025	Purchases ($)†	Sales ($)	Value ($) 6/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - .8%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .8%	1,194,068	19,269,695	(18,768,471)	1,695,292	26,628
4

Affiliated Issuers (continued)
Description	Value ($) 12/31/2025	Purchases ($)†	Sales ($)	Value ($) 6/30/2026	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	7,241,613	(7,241,613)	-	5,024††
Total - .8%	1,194,068	26,511,308	(26,010,084)	1,695,292	31,652

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $7,804,743)—Note 1(c):
Unaffiliated issuers	110,309,403	222,077,510
Affiliated issuers	1,695,292	1,695,292
Dividends and securities lending income receivable		75,024
Tax reclaim receivable—Note 1(b)		15,070
Receivable for shares of Beneficial Interest subscribed		551
Prepaid expenses		3,112
		223,866,559
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		167,610
Payable for shares of Beneficial Interest redeemed		226,999
Trustees’ fees and expenses payable		193
Other accrued expenses		47,149
		441,951
Net Assets ($)		223,424,608
Composition of Net Assets ($):
Paid-in capital		95,964,283
Total distributable earnings (loss)		127,460,325
Net Assets ($)		223,424,608

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	128,068,216	95,356,392
Shares Outstanding	5,197,179	5,258,989
Net Asset Value Per Share ($)	24.64	18.13
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $15,971 foreign taxes withheld at source):
Unaffiliated issuers	435,004
Affiliated issuers	26,628
Affiliated income net of rebates from securities lending—Note 1(c)	5,024
Interest	1,240
Total Income	467,896
Expenses:
Management fee—Note 3(a)	676,998
Distribution plan fees—Note 3(b)	96,838
Professional fees	54,780
Chief Compliance Officer fees—Note 3(b)	20,264
Shareholder and regulatory reports service fees—Note 3(b)	9,000
Prospectus and shareholders’ reports	6,422
Trustees’ fees and expenses—Note 3(c)	3,567
Custodian fees—Note 3(b)	1,873
Loan commitment fees—Note 2	1,646
Shareholder servicing costs—Note 3(b)	567
Miscellaneous	13,121
Total Expenses	885,076
Net Investment (Loss)	(417,180)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	16,185,453
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	45,143,193
Net Realized and Unrealized Gain (Loss) on Investments	61,328,646
Net Increase in Net Assets Resulting from Operations	60,911,466
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Operations ($):
Net investment (loss)	(417,180)	(1,763,352)
Net realized gain (loss) on investments	16,185,453	548,706,040
Net change in unrealized appreciation (depreciation) on investments	45,143,193	(437,045,077)
Net Increase (Decrease) in Net Assets Resulting from Operations	60,911,466	109,897,611
Distributions ($):
Distributions to shareholders:
Initial Shares	(16,247,172)	(42,643,745)
Service Shares	(15,420,683)	(35,416,459)
Total Distributions	(31,667,855)	(78,060,204)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	990,778	64,440,558
Service Shares	2,728,275	16,636,199
Distributions reinvested:
Initial Shares	16,247,172	42,643,745
Service Shares	15,420,683	35,416,459
Cost of shares redeemed:
Initial Shares	(5,916,857)	(330,185,881)
Service Shares	(9,103,967)	(921,147,820)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	20,366,084	(1,092,196,740)
Total Increase (Decrease) in Net Assets	49,609,695	(1,060,359,333)
Net Assets ($):
Beginning of Period	173,814,913	1,234,174,246
End of Period	223,424,608	173,814,913
Capital Share Transactions (Shares):
Initial Shares
Shares sold	47,442	1,774,765
Shares issued for distributions reinvested	1,019,271	2,617,786
Shares redeemed	(280,662)	(9,122,116)
Net Increase (Decrease) in Shares Outstanding	786,051	(4,729,565)
Service Shares
Shares sold	172,704	680,984
Shares issued for distributions reinvested	1,313,517	2,758,291
Shares redeemed	(558,744)	(28,009,980)
Net Increase (Decrease) in Shares Outstanding	927,477	(24,570,705)
See notes to financial statements.
8

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Initial Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	22.23	35.22	28.01	17.57	35.59	36.68
Investment Operations:
Net investment (loss)(a)	(.04 )	(.11 )	(.12 )	(.07 )	(.06 )	(.17 )
Net realized and unrealized gain (loss) on investments	6.19	3.91	7.33	10.51	(15.61)	4.14
Total from Investment Operations	6.15	3.80	7.21	10.44	(15.67)	3.97
Distributions:
Dividends from net realized gain on investments	(3.74)	(16.79)	-	-	(2.35)	(5.06)
Net asset value, end of period	24.64	22.23	35.22	28.01	17.57	35.59
Total Return (%)	36.82 (b)	28.16	25.74	59.42	(46.39)	12.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87 (c)	.82	.77	.78	.78	.78
Ratio of net expenses to average net assets	.87 (c)	.82 (d)	.77 (d)	.78 (d)	.78 (d)	.78
Ratio of net investment (loss) to average net assets	(.35 )(c)	(.47 )(d)	(.36 )(d)	(.29 )(d)	(.27 )(d)	(.49 )
Portfolio Turnover Rate	22.73 (b)	29.88 (e)	34.96	36.88	51.13	38.70
Net Assets, end of period ($ x 1,000)	128,068	98,057	321,904	265,980	163,979	266,078

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Portfolio turnover rate does not include securities delivered from processing in-kind redemptions.
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Service Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	17.49	31.56	25.17	15.83	32.42	33.95
Investment Operations:
Net investment (loss)(a)	(.05 )	(.17 )	(.18 )	(.11 )	(.10 )	(.24 )
Net realized and unrealized gain (loss) on investments	4.43	2.89	6.57	9.45	(14.14)	3.77
Total from Investment Operations	4.38	2.72	6.39	9.34	(14.24)	3.53
Distributions:
Dividends from net realized gain on investments	(3.74)	(16.79)	-	-	(2.35)	(5.06)
Net asset value, end of period	18.13	17.49	31.56	25.17	15.83	32.42
Total Return (%)	36.65 (b)	27.87	25.39	59.00	(46.52)	12.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.12 (c)	1.07	1.02	1.03	1.03	1.03
Ratio of net expenses to average net assets	1.12 (c)	1.07 (d)	1.02 (d)	1.03 (d)	1.03 (d)	1.03
Ratio of net investment (loss) to average net assets	(.60 )(c)	(.72 )(d)	(.61 )(d)	(.54 )(d)	(.52 )(d)	(.74 )
Portfolio Turnover Rate	22.73 (b)	29.88 (e)	34.96	36.88	51.13	38.70
Net Assets, end of period ($ x 1,000)	95,356	75,758	912,270	766,032	523,705	853,460

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Portfolio turnover rate does not include securities delivered from processing in-kind redemptions.
See notes to financial statements.
10

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
Technology Growth Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	217,820,679	—	—	217,820,679
Equity Securities - Private Equity	—	—	4,256,831	4,256,831
Investment Companies	1,695,292	—	—	1,695,292
	219,515,971	—	4,256,831	223,772,802

†	See Schedule of Investments for additional detailed categorizations, if any.
12

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Equity Securities-Private Equity ($)
Balance as of 12/31/2025†	3,455,240
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	801,591
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 6/30/2026†	4,256,831
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 6/30/2026	801,591

†	Securities deemed as Level 3 due to the lack of observable inputs by management assessment.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of June 30, 2026.  In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values at period end.
Asset Type	Value ($)	Valuation Techniques/ Methodologies†	Unobservable Inputs	Amount or Range/ Weighted Average
Private Equity	4,256,831	Market Comparables Companies	Changes in Enterprise Market Value of Comparables from prior month-end valuation	(7.9%)-(14.0%)/(13.9%)

†	Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is
13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2026, BNY earned $684 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	7,804,743
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(7,531,417)†
Net amount	273,326

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
At June 30, 2026, the market value of the collateral was 96.5% of the market value of the securities on loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. In addition, the value of collateral may include pending sales that are also on loan.See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Technology Company Risk: The technology sector has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Technology companies are heavily dependent on patent and other intellectual property rights. In addition, these companies are strongly affected by worldwide technological developments, government regulation, and increased competition, and their products and services may not be economically successful or may quickly become
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or canceled.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2025 were as follows: long-term capital gains $78,060,204. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to participating insurance companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2026, Service shares were charged $96,838 pursuant to the Distribution Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2026, the fund was charged $307 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2026, the fund was charged $1,873 pursuant to the custody agreement.
During the period ended June 30, 2026, the fund was charged $20,264 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2026, the Custodian was compensated $9,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $131,368, Distribution Plan fees of $18,708, Custodian fees of $2,500, Chief Compliance Officer fees of $5,869, Transfer Agent fees of $165 and shareholder and regulatory reports service fees of $9,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2026, amounted to $41,578,447 and $53,635,967, respectively.
At June 30, 2026, accumulated net unrealized appreciation on investments was $111,768,107, consisting of $117,664,450 gross unrealized appreciation and $5,896,343 gross unrealized depreciation.
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
16

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
17

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
18

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $23,831.
19

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
20

© 2026 BNY Mellon Securities Corporation
Code-0175NCSRSA0626

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Portfolios

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 6, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 6, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)